Registration No. 033-73244 and 811-08226

As filed with the Securities and Exchange Commission on May 30, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	76 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	77 ☒

Templeton Global Investment Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on June 9, 2017 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 65/66 to the Registrant's registration statement on Form N-1A (PEA 65/66) filed on July 28, 2016 (Accession No. 0001379491-16-005170) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Templeton Emerging Markets Small Cap Fund and the Templeton Global Balanced Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 65/66, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

426 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

OF

TEMPLETON EMERGING MARKETS SMALL CAP FUND

(a series of Templeton Global Investment Trust)

The prospectus is amended as follows:

I.          The Templeton Emerging Markets Small Cap will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer five classes of shares, Class A, Class T, Class C, Class R and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class T	Class C	Class R	Advisor Class
TEMMX	Pending	TCEMX	Pending	TEMZX

III.        The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 46 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Advisor Class
Management fees	1 .45%	1 .45%	1 .45%	1 .45%	1 .45%
Distribution and service (12b-1) fees	0 .25%	0 .25%	1 .00%	0 .50%	None
Other expenses[1]	0 .28%	0 .28%	0 .28%	0 .28%	0 .28%
Acquired fund fees and expenses[2]	0 .01%	0 .01%	0 .01%	0 .01%	0 .01%
Total annual Fund operating expenses[2]	1 .99%	1 .99%	2 .74%	2 .24%	1 .74%
Fee waiver and/or expense reimbursement[3]	-0 .01%	-0 .01%	-0 .01%	-0 .01%	-0 .01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2],3	1.98%	1.98%	2.73%	2.23%	1.73%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce (waive) its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$764	$1,163	$1,585	$2,759
Class T	$446	$858	$1,295	$2,509
Class C	$376	$849	$1,449	$3,071
Class R	$226	$699	$1,199	$2,575
Advisor Class	$176	$547	$943	$2,052
If you do not sell your shares:
Class C	$276	$849	$1,449	$3,071

IV.        The following replaces the “Fund Summary – Performance” section of the prospectus beginning on page 6:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	60.36%
Worst Quarter:	Q4'08	-29.81%
As of March 31, 2017, the Fund's year-to-date return was 13.22%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Emerging Markets Small Cap Fund - Class A
Return Before Taxes	-2.58%	4.50%	2.10%
Return After Taxes on Distributions	-2.97%	4.43%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	-1.12%	3.61%	1.54%
Templeton Emerging Markets Small Cap Fund - Class T	0.77%	5.21%	2.45%
Templeton Emerging Markets Small Cap Fund - Class C	1.58%	4.97%	2.00%
Templeton Emerging Markets Small Cap Fund - Class R	3.04%	5.50%	2.50%
Templeton Emerging Markets Small Cap Fund - Advisor Class	3.60%	6.03%	3.02%
MSCI Emerging Markets Small Cap Index (index reflects no deduction for fees, expenses or taxes)	2.56%	3.82%	3.70%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares. Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.         In the Fund Summary section, the paragraph under “Purchase and Sale of Fund Shares” on page 9 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Fund Details – Financial Highlights” section of the prospectus beginning on page 22:

Class A
Six Months Ended September 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41
Income from investment operations:[a]
Net investment income[b]	0.19[c]
Net realized and unrealized gains (losses)	1.06
Total from investment operations	1.25
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-
Net asset value, end of period	$12.66
Total return[e]	10.96%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.99
Expenses net of waiver and payments by affiliates	1.98
Net investment income (loss)	3.16[c]
Supplemental data
Net assets, end of year (000’s)	$274,300
Portfolio turnover rate	14.60%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

Class C
Six Months Ended September 30, 2016
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.96
Income from investment operations:[a]
Net investment income (loss)[b]	0.14[c]
Net realized and unrealized gains (losses)	1.02
Total from investment operations	1.16
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-
Net asset value, end of period	$12.12
Total return[d]	10.58%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.73%
Expenses net of waiver and payments by affiliates	2.72%
Net investment income (loss)	2.42%[c]
Supplemental data
Net assets, end of year (000’s)	$63,125
Portfolio turnover rate	14.60%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

Class R
Six Months Ended September 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.33
Income from investment operations:[a]
Net investment income (loss)[b]	0.17[c]
Net realized and unrealized gains (losses)	1.06
Total from investment operations	1.23
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-
Net asset value, end of period	$12.56
Total return[e]	10.86%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.24%
Expenses net of waiver and payments by affiliates	2.23%
Net investment income (loss)	2.91%[c]
Supplemental data
Net assets, end of year (000’s)	$522
Portfolio turnover rate	14.60%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.

d Amount rounds to less than $0.01 per share.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

Advisor Class
Six Months Ended September 30, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.52
Income from investment operations:[a]
Net investment income[b]	0.21[c]
Net realized and unrealized gains (losses)	1.08
Total from investment operations	1.29
Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-
Net asset value, end of period	$12.81
Total return[d]	11.20%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.74%
Expenses net of waiver and payments by affiliates	1.73%
Net investment income	3.41%[c]
Supplemental data
Net assets, end of year (000’s)	$385,137
Portfolio turnover rate	14.60%

a The amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.94%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 28 is replaced with the following:

Class A	Class T	Class C	Class R	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

VIII.      The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 28 is replaced with “Choosing a Share Class – Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 28:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 34 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 37 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 45 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.      The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 49 is replaced with “Class A, T & C.”

XIV.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 55 is replaced with “Class A, T, C & R” and the table on page 56 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

325 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

Templeton Global Balanced Fund

(a series of Templeton Global Investment Trust)

The prospectus is amended as follows:

I.          The Templeton Global Balanced Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer eight classes of shares, Class A, Class A1, Class T, Class C, Class C1, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class A1	Class T	Class C	Class C1	Class R	Class R6	Advisor Class
TAGBX	TINCX	Pending	FCGBX	TCINX	Pending	Pending	TZINX

III.        The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 46 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 74 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

 (fees paid directly from your investment)

	Class A	Class A1	Class T1	Class C	Class C1	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	4.25%	2.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None[3]	None	1.00%	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

3. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or more” under “Choosing a Share Class”).

On September 27, 2011, all outstanding Class A shares were renamed Class A1 shares. Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

On July 1, 2011, all outstanding Class C shares were renamed Class C1 shares. Class C1 shares are no longer available to new investors.

1

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class T	Class C	Class C1	Class R	Class R6	Advisor Class
Management fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%	1.00%[1]	0.65%	0.50%	None	None
Other expenses[2]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.10%	0.20%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[3]	1.17%	1.17%	1.17%	1.92%	1.57%	1.42%	0.82%	0.92%
Fee waiver and/or expense reimbursement[4]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.02%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	1.16%	1.16%	1.16%	1.91%	1.56%	1.41%	0.80%	0.91%

1. Class C distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% for the next 12-month period. In addition, the investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$924	$1,181	$1,913
Class A1	$538	$780	$1,040	$1,785
Class T	$365	$611	$877	$1,635
Class C	$294	$602	$ 1,036	$2,243
Class C1	$259	$495	$854	$1,867
Class R	$144	$448	$ 776	$1,702
Class R6	$82	$260	$453	$1,012
Advisor Class	$93	$292	$508	$1,131
If you do not sell your shares:
Class C	$194	$602	$1,036	$2,243
Class C1	$159	$495	$ 854	$1,867

IV.        The following is added to the “Fund Summary – Performance – Average Annual Total Returns” table on page 12 of the prospectus:

	1 Year	5 Years	10 Years
Templeton Global Balanced Fund - Class T	3.04%	6.62%	4.52%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

V.         In the Fund Summary section, the paragraph under “Purchase and Sale of Fund Shares” on page 13 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1, T, C, C1 and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

2

VI.        The first table of the “Your Account – Choosing a Share Class” section on page 46 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less for Class A; 4.25% or less for Class A1	Initial sales charge of 2.50% or less	No initial sales charge for Class C or C1	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% for Class A and 0.75% for Class A1 on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C, C1 or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A or A1 due to higher distribution fees	Higher annual expenses than Class A or A1 due to higher distribution fees (lower than Class C or C1)

The Fund began offering Class T shares on June 12, 2017.

VII.       The “Your Account – Choosing a Share Class – Class A, A1, C, C1 & R” section heading on page 46 is replaced with “Choosing a Share Class – Class A, A1, T, C, C1 & R.”

VIII.      The following is added to the “Your Account - Choosing a Share Class” section beginning on page 46:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

IX.        The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 53 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

3

X.         The “Your Account – Buying Shares – Minimum Investments – Class A, A1, C, C1 & R” section heading on page 57 is replaced with “Minimum Investments – Class A, A1, T, C, C1 & R.”

XI.        The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 65 is replaced with the following:

Class A, A1, T, C, C1 & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, A1, T, C, C1 & R — Sales Charges - Class T."

XII.       The “Your Account – Account Policies – Calculating Share Price – Class A, A1, C, C1 & R” section heading on page 70 is replaced with “Class A, A1, T, C & C1.”

XIII.      The “Your Account – Account Policies – Dealer Compensation – Class A, A1, C, C1 & R” section heading on page 77 is replaced with “Class A, A1, T, C, C1 & R” and the table on page 78 is replaced with the following:

	Class A	Class A1	Class T	Class C	Class C1	Class R
Commission (%)	--	-	--	1.00[1]	1.00[2]	--
Investment under $50,000	5.00	4.00	2.50	--	--	--
$50,000 but under $100,000	3.75	4.00	2.50	--	--	--
$100,000 but under $250,000	2.80	2.80	2.50	--	--	--
$250,000 but under $500,000	2.00	2.00	2.00	--	--	--
$500,000 but under $1 million	1.60	1.60	1.50	--	--	--
$1 million or more	up to 1.00	up to 0.75	1.00	--	--	--
12b-1 fee to dealer	0.25[3]	0.25[3]	0.25	1.00[4]	0.65[5]	0.50

Please keep this supplement with your prospectus for future reference.

4

426 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2016

OF

TEMPLETON EMERGING MARKETS SMALL CAP FUND

(a series of Templeton Global Investment Trust)

The statement of additional information (SAI) is amended as follows:

I.          The Templeton Emerging Markets Small Cap will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer five classes of shares, Class A, Class T, Class C, Class R and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class T	Class C	Class R	Advisor Class
TEMMX	Pending	TCEMX	Pending	TEMZX

III.        The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended March 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended September 30, 2016, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 45:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•        Templeton Emerging Markets Small Cap Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 46 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Class A	16.42
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Class A	12.87
National Financial Services LLC* Attn: Mutual Fund Department, 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	Class A	12.38
Gerlach Co., LLC* 3800 Citigroup Center Building B3-14 Tampa, FL 33610	Class A	5.87
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	Class A	5.66
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr, Fl. 3 Jersey City, NJ 07311-1114	Class C	12.31
National Financial Services LLC* Attn: Mutual Fund Department, 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	Class C	11.60
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Class C	10.93
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Class C	9.68
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	Class C	5.74
American Enterprise Investment Svc.* 707 2nd Ave. S. Minneapolis, MN 55402-2405	Class C	5.05
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	8.34
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Advisor	6.04
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.47
Howard Goldman FBO* American Patriot Sales Inc. 401K Pl 60 Central St. Norwood, MA 02062	Class R	36.90
MG Trust Company, Cust FBO* Kafoury Armstrong 401K Plan 717 17th Street Suite 1300 Denver, CO 80202	Class R	13.81
Ascensus Trust Company FBO* Crosstek Engineering Inc. 401K Pl PO Box 10758 Fargo, ND 58106	Class R	7.16
Matrix Trust Company, Cust FBO* Labor Source LLC 717 17th Street Suite 1300 Denver, CO 80202	Class R	5.35
Mid Atlantic Trust Company FBO* Thwing Albert Instrument Inc. 401K Profit Sharing Plan Trust 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	Class R	5.15
FTIOS Cust for the 403B of Vermont Catholic Charities Inc FBO Glenn J Beatty c/o Investor Services P.O. Box 33030 St. Petersburg, FL 33733-8030	Class R	5.08

1

*      For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 46 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 47 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 2.50% for Class T shares. There is no initial sales charge for Class C, Class R and Advisor Class.

VIII.      “The Underwriter – Distribution and service (12b-1) fees – Class A, C and R” section heading on page 52 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 52 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 52:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 52 is replaced with the following:

2

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 53 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 54 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 55 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 55 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

325 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

Templeton Global Balanced Fund

(a series of Templeton Global Investment Trust)

The statement of additional information (SAI) is amended as follows:

I.          The Templeton Global Balanced Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer eight classes of shares, Class A, Class A1, Class T, Class C, Class C1, Class R, Class R6 and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class A1	Class T	Class C	Class C1	Class R	Class R6	Advisor Class
TAGBX	TINCX	Pending	FCGBX	TCINX	Pending	Pending	TZINX

III.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 72:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•        Templeton Global Balanced Fund - Class T

IV.        The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 73 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones* 12555 Manchester Road St. Louis, MO 63131-3710	A	39.16
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	A	8.82
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.08
American Enterprise Investment Svc* 707 2nd Ave S Minneapolis, MN 55402-2405	A	5.06
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A1	17.14
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	A1	11.48
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A1	10.41
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd Jersey City, NJ 07310-1995	A1	6.08
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.91
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	11.75
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	C	8.82
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	C	8.05
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C	6.99
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	6.40
Charles Schwab & Co Inc.* Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	C	5.17
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C1	15.38
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C1	11.12
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	C1	10.38
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C1	10.22
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd. Jersey City, NJ 07310-1995	C1	6.29
Merrill Lynch Pierce Fenner & Smith Inc* 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6486	C1	6.03
Merrill Lynch Pierce Fenner & Smith Inc* Attn: Fund Administration 4800 Deer Lake Dr., E. FL. 2 Jacksonville, FL 32246-6484	R	32.68
Equitable Life* 200 Plaza Dr., Unit HM-2 Secaucus, NJ 07094-3607	R	13.10
MG Trust Company Cust* Selecta Biosciences Inc. 401 K Pla 717 17th Street Suite 1300 Denver, CO 80202	R	7.96
Mid Atlantic Trust Company* Tabas Rosen PC 401K Profit Sha 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	R	7.83
State Street Bank and Trust* as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	R	6.71
Matrix Trust Company Cust* Jounce Therapeutics Inc 401 K Pl 717 17th Street Suite 1300 Denver, CO 80202	R6	24.40
Equitable Life* 200 Plaza Dr Unit HM-2 Secaucus, NJ 07094-3607	R6	18.52
Great-West Trust Company LLC* 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111	R6	15.92
TD Ameritrade Trust Company* PO Box 17748 Denver, CO 80217-0748	R6	15.38
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392	R6	11.63
Ascensus Trust Company* Grounds for Sculpture 403B Plan P.O. Box 10758 Fargo, ND 58106	R6	10.65
Merrill Lynch Pierce Fenner & Smith Inc* 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6486	Advisor	14.72
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Advisor	13.21
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	11.29
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl. 3 Jersey City, NJ 07311-1114	Advisor	7.84
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	Advisor	6.33
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	6.28
UBS WM USA* Spec Cdy A/C Excl Ben Customer UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	Advisor	6.25
American Enterprise Investment Svc.* 707 2nd Ave S. Minneapolis, MN 55402-2405	Advisor	6.23
RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Ave., S. Minneapolis, MN 55402-1110	Advisor	5.17

1

*      For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 74 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

2

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 75 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A, 4.25% for Class A1 and 2.50% for Class T shares. There is no initial sales charge for Class C, Class C1, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees – Class A, A1, C, C1 and R” section heading on page 80 is replaced with “Distribution and service (12b-1) fees - Class A, A1, T, C, C1 and R.”

VIII.      Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, A1, T, C, C1 and R,” the sub-heading “The Class A, A1, C, C1 and R plans” on page 80 is replaced with “The Class A, A1, T, C, C1 and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, A1, T, C, C1 and R - The Class A, A1, T, C, C1 and R plans” section on page 80:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, A1, T, C, C1 and R - The Class A, A1, T, C, C1 and R plans” section on page 81 is replaced with the following:

The Class A, Class A1 and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 82 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 82 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 83 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 84 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Second Amended and Restated Agreement and Declaration of Trust dated October 18, 2006[8]

(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[10]

(b)	By-Laws

(i)	Third Amended and Restated By-Laws dated October 18, 2006[8]

(c)	Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii)	Amended and Restated Agreement By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Global Balanced Fund dated May 1, 2013[16]

(ii)

Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005, as amended May 1, 2013 and November 1, 2014

(iii)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated May 1, 2013[16]

(iv)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Frontier Markets Fund dated May 1, 2013[16]

(v)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Balanced Fund dated May 1, 2013[16]

(vi)

Sub-Advisory Agreement between Templeton Asset Management Ltd. and Franklin Advisers, Inc. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011, as amended May 1, 2013 and November 1, 2014

(vii)	Investment Management Agreement between the Registrant and Templeton Investment Counsel, LLC on behalf of Templeton Foreign Smaller Companies Fund dated March 21, 2016[21]

(viii)	Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments Corp. on behalf of Templeton Foreign Smaller Companies Fund dated March 21, 2016[21]

(ix)	Investment Management Agreement between the Registrant and Templeton Global Advisors Limited on behalf of Templeton Dynamic Equity Fund, dated May 2, 2016[21]

(x)

Amendment to Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Emerging Markets Small Cap Fund dated May 1, 2013, as amended April 1, 2017[24]

(xi)

Amendment to Amended and Restated Investment Management Agreement between the Registrant and Templeton Asset Management Ltd. on behalf of Templeton Frontier Markets Fund dated May 1, 2013, as amended April 1, 2017[24]

(e)	Underwriting Contracts

(i)	Forms of Selling Agreements between Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[12]

(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)	Amended and Restated Custody Agreement dated May 7, 1995[3]

(ii)	Amendment dated March 2, 1998 to the Custody Agreement[4]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[4]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[5]

(v)	Amendment to the Global Custody Agreement – JPMorgan Chase dated July 16, 2008[10]

(vi)	Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(vii)	Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(viii)	Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(ix)	Amendment dated May 16, 2001 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(x)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and Templeton Dynamic Equity Fund and The Bank of New York Mellon[23]

(xi)

Amendment dated January 27, 2017 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon dated February 16, 1996[23]

(xii)	Amended and Restated Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001[10]

(xiii)

Amendment dated January 27, 2017 to Schedule 1 of the Foreign Custody Management Agreement between the Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon made as of May 16, 2001[23]

(xiv)	Amendment dated November 19, 2014 to Schedule 2 of the Foreign Custody Management Agreement[18]

(xv)	Terminal Link Agreement dated February 16, 1996 between Registrant on behalf of Templeton Global Balanced Fund and The Bank of New York Mellon[10]

(xvi)

Amendment dated January 27, 2017  to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton Global Balanced Fund and Dynamic Equity Fund and the Bank of New York Mellon dated February 16, 1996[23]

(h)	Other Material Contracts

(i)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014[18]

(ii)	Shareholder Sub-Accounting Services Agreement[2]

(iii)	Sub-Transfer Agency Agreement dated June 22, 1994[6]

(iv)	Amendment to Sub-Transfer Agency Agreement dated January 1, 1999[6]

(v)	Assignment to Sub-Transfer Agency Agreement dated June 13, 2003[6]

(vi)

Subcontract for Fund Administrative Services between Templeton Global Advisor Limited and Franklin Templeton Services, LLC and the Registrant on behalf of Templeton Global Balanced Fund dated May 1, 2013, as amended May 1, 2014[17]

(vii)

Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC on behalf of Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund and Templeton Frontier Markets Fund dated May 1, 2013, as amended May 1, 2014[17]

(viii)	Subcontract for Fund Administrative Services between Templeton Investment Counsel, LLC and Franklin Templeton Services, LLC on behalf of Templeton Foreign Smaller Companies Fund dated March 21, 2016[21]

(ix)	Subcontract for Fund Administrative Services between Templeton Global Advisor Limited and Franklin Templeton Services, LLC on behalf of Templeton Dynamic Equity Fund, dated May 2, 2016[21]

(i)	Legal Opinion

(i)	Opinion and Consent of Counsel dated July 8, 2005[7]

(ii)	Legal opinion and consent of counsel dated July 31, 2008, Securities Act of 1933, with respect to Templeton Frontier Markets Fund[9]

(iii)	Legal opinion and consent of counsel with respect to Templeton Foreign Smaller Companies Fund dated March 18, 2016[21]

(iv)	Legal opinion and consent of counsel with respect to Templeton Dynamic Equity Fund, dated April 29, 2016[21]

(j)	Other Opinion

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)	Investment Letter[1]

(m)	Rule 12b-1 Plan

(i)	Amended and Restated Class A Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[14]

(ii)	Class A1 Distribution Plan – Templeton Global Balanced Fund dated July 20, 2011[14]

(iii)	Class C Distribution Plan – Templeton Global Balanced Fund dated March 1, 2011[13]

(iv)	Amended and Restated Class C1 Distribution Plan – Templeton Global Balanced Fund dated July 1, 2011[13]

(v)	Amended and Restated Class R Distribution Plan – Templeton Global Balanced Fund dated July 15, 2009[11]

(vi)	Amended and Restated Class A Distribution Plan - Templeton Emerging Markets Small Cap Fund dated February 24, 2009[10]

(vii)	Amended and Restated Class C Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[11]

(viii)	Amended and Restated Class R Distribution Plan – Templeton Emerging Markets Small Cap Fund dated July 15, 2009[11]

(x)	Amended and Restated Class A Distribution Plan - Templeton Frontier Markets Fund dated February 24, 2009[10]

(xi)	Amended and Restated Class C Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[11]

(xii)	Amended and Restated Class R Distribution Plan – Templeton Frontier Markets Fund dated July 15, 2009[11]

(xiii)	Class A Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xiv)	Class C Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xv)	Class R Distribution Plan - Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(xvi)	Class A Distribution Plan - Templeton Foreign Smaller Companies Fund dated March 21, 2016[24]

(xvii)	Class C Distribution Plan – Templeton Foreign Smaller Companies Fund dated March 21, 2016[24]

(xviii)	Class A Distribution Plan - Templeton Dynamic Equity Fund, dated May 2, 2016[21]

(xix)	Class C Distribution Plan - Templeton Dynamic Equity Fund, dated May 2, 2016[21]

(xx)	Class R Distribution Plan - Templeton Dynamic Equity Fund, dated May 2, 2016[21]
(xxi)	Form of Class T Distribution Plan – Templeton Emerging Markets Small Cap Fund
(xxii)	Form of Class T Distribution Plan – Templeton Global Balanced Fund
(n)	Rule 18f-3 Plan

(i)	Amended and Restated Multi-Class Plan - Templeton Frontier Markets Fund dated December 6, 2012 effective May 1, 2013[15]

(ii)	Multi-Class Plan Templeton Emerging Markets Balanced Fund dated May 17, 2011[14]

(iii)	Multi-Class Plan on behalf Templeton Foreign Smaller Companies Fund dated July 15, 2015[22]

(iv)	Multi-Class Plan on behalf of Templeton Dynamic Equity Fund, dated October 20, 2015[21]

(V)	Form of Amended and Restated Multi-Class Plan on behalf of Templeton Emerging Markets Small Cap Fund
(vi)	Form of Amended and Restated Multi-Class Plan on behalf of Templeton Global Balanced Fund

(p)	Code of Ethics

(i)	Code of Ethics dated May 1, 2013[17]

(q)	Power of Attorney

(i)	Powers of Attorney dated December 1, 2016[23]

1.	Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on May 1, 1995.

2.	Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

3.	Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

4.	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on May 27, 1999.

5.	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on July 29, 2002.

6.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 28, 2004.

7.	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 2005.

8.	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 27, 2007.

9.	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on August 1, 2008.

10.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 29, 2009.

11.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on May 28, 2010.

12.	Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on August 2, 2010.

13.	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on July 28, 2011.

14.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on July 26, 2012.

15.	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on April 30, 2013.

16.	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on July 26, 2013.

17.	Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on July 28, 2014.

18.	Previously filed with Post-Effective Amendment No. 49 to the Registration Statement on June 1, 2015.

19.	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 27, 2015.

20.	Previously filed with Post-Effective Amendment No. 55 to the Registration Statement on December 22, 2015.

21.	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on March 21, 2016.

22.	Previously filed with Post-Effective Amendment No. 65 to the Registration Statement on July 28, 2016.

23.	Previously filed with Post-Effective Amendment No. 69 to the Registration Statement on February 27, 2017.

24.	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement on April 27, 2017.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

(a)	Templeton Global Advisors Limited (TGAL)

The officers and directors of TGAL also serve as officers and/or directors for (1) TGAL’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)	Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers’ corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)	Templeton Asset Management Ltd. (TAML)

The officers and directors of TAML also serve as officers and/or directors for (1) TAML’s corporate parent, Resources, and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of TAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d)	Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those and directors officers during the past two years.

(e)	Franklin Templeton Investments Corp. (FTIC)

FTIC is an indirect, wholly owned subsidiary of Resources. The officers of FTIC also serve as officers and/or directors for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those and directors officers during the past two years.

Item 32.	Principal Underwriters

(a)	Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax Free Income Fund
Franklin California Tax Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)

The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records

Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923. Other records are maintained at the offices of Franklin Templeton Investors Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 and 3344 Quality Drive, Rancho Cordova, CA 95671-7313.

Item 34.	Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of May, 2017.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	May 26, 2017

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	May 26, 2017

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	May 26, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	May 26, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	May 26, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	May 26, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	May 26, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	May 26, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	May 26, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	May 26, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	May 26, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	May 26, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	May 26, 2017

*By: /s/LORI A. WEBER

 Lori A. Weber

Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

TEMPLETON GLOBAL INVESTMENT TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-99 (d)(ii)

Sub-Advisory Agreement between Templeton Global Advisors Limited and Franklin Advisers, Inc. on behalf of Templeton Global Balanced Fund dated March 1, 2005, as amended May 1, 2013 and November 1, 2014

EX-99 (d)(vi)

Sub-Advisory Agreement between Templeton Asset Management Ltd. and Franklin Advisers, Inc. on behalf of Templeton Emerging Markets Balanced Fund dated May 17, 2011, as amended May 1, 2013 and November 1, 2014

EX-99 (e)(ii)	Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. on behalf of each series dated May 17, 2011

EX-99 (m)(xxi)	Form of Class T Distribution Plan – Templeton Emerging Markets Small Cap Fund
EX-99 (m)(xxii)	Form of Class T Distribution Plan – Templeton Global Balanced Fund
EX-99 (n) (v)	Form of Amended and Restated Multi-Class Plan on behalf of Templeton Emerging Markets Small Cap Fund
EX-99 (n) (v)	Form of Amended and Restated Multi-Class Plan on behalf of Templeton Global Balanced Fund